FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2015
FAIR VALUE MEASUREMENT [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis
	December 31, 2015
	Level 1	Level 2	Level 3	Total
Liabilities:
Contingent liability (see also note 12 (g))	$-	$-	$640	$640
Derivative financial instruments	$-	$14	$-	$14

	December 31, 2014
	Level 1	Level 2	Level 3	Total
Assets:
Money Market	$1,136	$-	$-	$1,136

Liabilities:
Derivative financial instruments	$-	$463	$-	$463

Schedule of assumptions used in estimation of the fair value
2015

Volatility	16.6%
Expected life (in years)	1.25
Risk free interest rate	0.08%